S000094965 [Member] Investment Objectives and Goals - Goldman Sachs Growth Opportunities ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Growth Opportunities ETF—Summary Ticker: GSGO Stock Exchange: The NASDAQ Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Growth Opportunities ETF (the “Fund”) seeks long-term growth of capital.